Schedule of Investments
September 29, 2023 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 99.52%

Crude Petroleum & Natural Gas - 3.97%
EOG Resources, Inc.	2,200	278,872

Electronic Computers - 5.85%
Apple, Inc.	2,400	410,904

Farm Machinery & Equipment - 3.75%
Deere & Co.	700	264,166

Hospital & Medical Service Plans - 4.30%
UnitedHealth Group, Inc.	600	302,514

Insurance Agents, Brokers & Services - 6.15%
Arthur J. Gallagher & Co.	1,900	433,067

Miscellaneous Fabricated Metal Products - 2.20%
Parker-Hannifin Corporation	400	155,808

Motor Vehicles & Passenger Car Bodies- 2.66%
Paccar, Inc.	2,200	187,044

Pharmaceutical Preparations - 3.71%
Zoetis, Inc. Class A	1,500	260,970

Plastics Foam Products - 1.62%
Advanced Drainage Systems, Inc.	1,000	113,830

Railroads, Line-Haul Operating - 2.89%
Union Pacific Corp.	1,000	203,630

Retail-Auto & Home Supply Stores - 5.17%
O'Reilly Automotive, Inc. (2)	400	363,544

Retail-Building Materials, Hardware, Garden Supply - 6.66%
The Sherwin-Williams Co.	1,200	306,060
Tractor Supply Co.	800	162,440
		468,500

Retail-Lumber & Other Building Materials Dealers - 4.29%
Home Depot, Inc.	1,000	302,160

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.44%
Intercontinental Exchange, Inc.	2,200	242,044

Semiconductors & Related Devices - 4.60%
Monolithic Power Systems, Inc.	700	323,400

Services-Business Services - 5.06%
Mastercard, Inc. Class A	900	356,319

Services-Computer Processing & Data Preparations - 4.12%
Alphabet, Inc. Class C (2)	2,200	290,070

Services-Consumer Credit Reporting, Collection Agencies - 4.15%
S&P Global, Inc.	800	292,328

Servies-Prepackaged Software - 8.84%
Intuit, Inc.	600	306,564
Microsoft Corp.	1,000	315,750
		622,314

Software-Infrastructure - 4.59%
Fortinet, Inc. (2)	5,500	322,740

Specialty Industry Machinery - 3.56%
Lam Research Corp.	400	250,708

Surgical & Medical Instruments- 3.88%
Stryker Corp.	1,000	273,270

Wholesale-Misc Durable Goods- 4.05%
Pool Corp.	800	284,880

Total Common Stocks	(Cost $ 4,042,238)	7,003,082

Short-Term Invesments - 0.58%

Huntington Conservative Deposit Account, 5.010% (3)	40,597	40,597

Total Short Term Investments	(Cost $ 40,597)	40,597

Total Investments - 100.10%	(Cost $ 4,082,835)	7,043,679

Liabilities in Excess of Other Assets - (0.10%)		(6,894)

Total Net Assets - 100.00%		7,036,785

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 29, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$7,043,679	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,043,679	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 29, 2023